Revenue - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract with customer liability, Current	$ 13.0	$ 14.1	$ 90.9	$ 102.2	$ 106.5	$ 93.3	$ 67.7